REVENUE	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
REVENUE

6.	REVENUE

Break-down of revenue

	For the year ended March 31,
	2026	2025	2024
	HK$	HK$	HK$

Energy saving services income
- Hong Kong	7,887,455	5,077,844	5,236,436

Consultancy fee income
- Hong Kong	-	3,000,000	-

Construction income
- Hong Kong	5,418,194	8,497,077	-
- Macau	11,745,710	-	-

Total	25,051,359	16,574,921	5,236,436

Energy saving services income

As at April 21, 2017, the Group entered into a performance agreement for energy savings project by using Phase Change Material Thermal Energy Storage System together with Ultra-High Efficiency Boca Hybrid Power Chiller Plant. The Group allows a credit period of 30 days to its trade customers.

Consultancy fee income

On May 13, 2024, the Group entered into a consultancy agreement for research and development and provide solution to repurpose second-hand EV batteries for commercial energy storage applications. For the year ended March 31, 2025, the Group completed the consultancy services of completion of the first Prototype, the details accounting policies relating to revenue are set out in Note 4. As of March 31, 2026 and 2025, contracted but not yet recognized revenue of consultancy services was HK$3,000,000. The management expects that the revenue will be recognized within three years.

Construction income

On August 27, 2024, the Group entered into a construction agreement for the installation of MVAC system. On June 7, 2025, the Group signed an agreement for the design, supply, installation, testing, and commissioning of a cooling tower system. On March 12, 2025, the Group signed a construction contract for Ultra High Efficiency Chiller Plant design, supply and installation.

Such installation services under each contract are recognized as a performance obligation satisfied over time. Revenue is recognized for these installation services based on these performance obligations under IFRS 15.

In current year, for MVAC project, the Group determine it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur, the Group recognize Cumulative revenue equal to cash collection.

For HAECO Cooling Tower and Macau Hospital Chiller Plant Projects, the Group is not able to reasonably measure the outcome of a performance obligation, but the Group expects to recover the costs incurred in satisfying the performance obligation. In those circumstances, the Group shall recognize revenue only to the extent of the costs incurred until such time that it can reasonably measure the outcome of the performance obligation.

As of March 31, 2026, contracted but not yet recognized revenue of construction income was HK$ 6,060,546. It was arising from two construction contracts, including aforementioned contract amounted of HK$3,437,485 and HK$2,623,061.

The detailed accounting policies and estimated relating to revenue are set out in Note 4 and Note 5.

The Group allows a credit period of 14 to 90 days to its trade customers.

a.	Major customers

The revenue from major customers individually contributed over 10% of total revenue of the Group for the years ended March 31, 2026, 2025 and 2024 is as follows:

	For the year ended March 31,
	2026	2025	2024
	HK$	HK$	HK$

HAECO	12,143,375	5,077,844	5,236,436
Macau University of Science and Technology Foundation – University Hospital	11,745,710	-	-
SOAR Equipment Rental Company Limited	-	3,000,000	-
LMP International Limited	1,162,274	8,497,077	-

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)